4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (9,746.4)	R$ (9,033.7)
Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (9,148.1)	(8,911.1)
BRF Bonds [Member] | BRF SA BRFSBZ5
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
BRF Bonds [Member] | BRF SA BRFSBZ5 | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (451.5)	(369.6)
BRF Bonds [Member] | BRF SA BRFSBZ5 | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (456.2)	(406.7)
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2024
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,898.9)
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,695.9)
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2023
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,888.8)	(1,608.3)
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,754.6)	(1,578.7)
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2018
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	(503.8)
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	(502.4)
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,248.5)	(1,997.5)
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,190.0)	(1,974.5)
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2020
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (343.0)	(292.2)
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (349.2)	(299.9)
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2026
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,915.7)	(1,628.9)
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,702.2)	(1,553.1)
Quickfood Bonds [Member] | Quickfood [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
Quickfood Bonds [Member] | Quickfood [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	(168.0)
Quickfood Bonds [Member] | Quickfood [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	(168.0)
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2024
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	(2,465.4)
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ 0.0	R$ (2,427.8)